Offerings	Sep. 04, 2026 USD ($) security
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | security	663,509
Proposed Maximum Offering Price per Unit	147.79
Maximum Aggregate Offering Price	$ 98,059,995.11
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,542.09
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of the registrant’s Class A Common Stock, par value $0.01 per share (the “Common Stock”) which become issuable under the Abercrombie & Fitch Co. 2016 Long-Term Incentive Plan for Associates (as amended on June 8, 2023), by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock.
(b) Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on August 28, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | security	23,762
Proposed Maximum Offering Price per Unit	147.79
Maximum Aggregate Offering Price	$ 3,511,785.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 484.98
Offering Note	(a) Pursuant to Rule 416 under the Securities Act, this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock, which become issuable under the Abercrombie & Fitch Co. 2016 Long-Term Incentive Plan for Directors (as amended on May 20, 2020), by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock.
(b) Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on August 28, 2026.